UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value
COMMUNICATION SERVICES — 2.9%
AT&T	45,739	$1,374,914

CONSUMER DISCRETIONARY — 7.3%
Darden Restaurants	3,734	391,809
Dick’s Sporting Goods	12,911	455,887
Discovery Communications, Cl A *	24,469	694,430
Ford Motor	36,152	318,138
General Motors	12,915	503,943
Lear	2,876	442,703
Target	8,259	602,907

		3,409,817

CONSUMER STAPLES — 9.6%
Archer-Daniels-Midland	19,659	882,689
Molson Coors Brewing, Cl B	9,781	651,513
Philip Morris International	10,745	824,356
Procter & Gamble	15,105	1,457,179
Walgreens Boots Alliance	9,453	683,074

		4,498,811

ENERGY — 10.7%
Baker Hughes a GE, Cl A	26,730	630,026
ExxonMobil	26,744	1,959,800
Marathon Petroleum	12,868	852,634
Phillips 66	6,922	660,428
Valero Energy	10,507	922,725

		5,025,613

FINANCIALS — 19.3%
Berkshire Hathaway, Cl B *	9,037	1,857,465
Cboe Global Markets	6,561	611,944
CIT Group	11,142	514,649
CME Group, Cl A	5,812	1,059,411
LPL Financial Holdings	11,494	808,833
NASDAQ OMX Group	5,822	512,569
Popular	16,811	918,049
Progressive	6,869	462,215
TD Ameritrade Holding	13,323	745,422
Unum Group	22,210	772,020

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Zions Bancorp	15,877	$755,586

		9,018,163

HEALTH CARE — 10.5%
Anthem	2,793	846,279
Bristol-Myers Squibb	14,970	739,069
Cigna	5,018	1,002,647
Merck	21,524	1,602,031
Zimmer Biomet Holdings	6,776	742,378

		4,932,404

INDUSTRIALS — 9.3%
AGCO	10,374	666,011
GrafTech International	41,045	542,204
Honeywell International	4,384	629,674
Owens Corning	6,925	362,801
Snap-on	3,626	601,880
Textron	10,543	561,204
United Continental Holdings *	6,387	557,393
XPO Logistics *	6,981	424,305

		4,345,472

INFORMATION TECHNOLOGY — 10.0%
Akamai Technologies *	11,038	718,574
Cisco Systems	31,672	1,497,769
Hewlett Packard Enterprise	39,408	614,371
Microsoft	5,265	549,824
NXP Semiconductors	6,845	595,720
Oracle	14,422	724,417

		4,700,675

MATERIALS — 4.4%
Huntsman	31,593	694,098
Mosaic	11,046	356,565
Reliance Steel & Aluminum	9,211	754,197
WestRock	6,724	273,734

		2,078,594

REAL ESTATE — 6.9%
EPR Properties REIT	10,171	743,093

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Life Storage REIT	7,772	$763,754
Omega Healthcare Investors REIT	22,253	894,348
STORE Capital REIT	25,489	823,805

		3,225,000

UTILITIES — 8.6%
Entergy	7,771	693,096
Evergy	15,193	870,863
Exelon	19,337	923,535
FirstEnergy	23,070	904,344
Public Service Enterprise Group	11,242	613,251

		4,005,089

TOTAL COMMON STOCK (Cost $44,486,212)		46,614,552

SHORT-TERM INVESTMENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $152,901)	152,901	152,901

TOTAL INVESTMENTS — 99.8%
(Cost $44,639,113)		$46,767,453

Percentages are based on Net Assets of $46,883,512.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2019.

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019